Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Compensation Expense to be Recognized	The remaining compensation expense to be recognized at December 31, 2017, is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
2018	$111
2019	67
2020	45
2021	3

Total	$226

Summary of Shares Held by Employee Stock Ownership Plan (ESOP)

At December 31, 2017, shares held by the ESOP were as follows:

	December 31, 2017	December 31, 2016
Earned ESOP shares	165,686	101,654
Unearned ESOP shares	434,548	498,346

Total ESOP shares	600,234	600,000

Share price at December 31,	$14.10	$13.46

Fair value of ESOP shares	$6,127,127	$6,707,737